Form 13F Cover Page


 Filing for Quarter-Ending:   September 30, 2002

 Check here if Amendment:      (  )
 Amendment Number:
 This Amendment:               (  )  is a reinstatement
                               (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:           Croft-Leominster, Inc.
 Address:        300 Water Street, 4th floor
                 Baltimore, MD  21202

 Form 13-F File Number:       28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carla Reedinger-Prescimone
Title:    Assistant Vice President
Phone:    410-576-0100

Signature, Place, and Date of Signing:

                          Baltimore, Maryland                      11/11/02
--------------------------------------------------------------------------------
Signature                 City, State                                Date


Report Type (Check only one):

( X )  13F Holdings Report            Check here if all holdings of this
                                      reporting manager are reported in this
                                      report.
(   )  13F Notice                     Check here if no holdings reported are in
                                      this report, and all holdings are reported
                                      by other reporting manager(s).
(   )  13F Combination Report         Check here if a portion of the holdings
                                      for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).








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                 Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                                     (thousands)


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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                                     SOLE
 ITEM 7: Voting Authority:                                          NONE

        SECURITY NAME               TITLE of CLASS                 CUSIP                MARKET VALUE          QUANITY


AmerisourceBergen Corporation               COM                   03073E105                 $ 0.6906             9,670
Amgen Inc.                                  COM                   031162100                 $ 1.2076            28,960
Asia Tigers Fund Inc                        COM                   04516T105                 $ 0.3174            48,825
Axcelis Technologies, Inc.                  COM                   054540109                 $ 0.3514            72,013
Bank of America Corp                        COM                   060505104                 $ 2.9944            46,934
Banc One Corp                               COM                   06423A103                 $ 0.2468             6,600
Becton Dickinson Co                         COM                   075887109                 $ 0.2549             8,975
Berkshire Hathaway - CL A                  CL A                   084670108                 $ 5.9120                80
Berkshire Hathaway - CL B                  CL B                   084670207                 $ 7.1953             2,919
Boise Cascade Corp                          COM                   097383103                 $ 3.4759           152,450
Bristol-Myers Squibb Co                     COM                   110122108                 $ 2.2114            92,917
Burlington Resources Inc                    COM                   122014103                 $ 0.6991            18,225
CIGNA Corp                                  COM                   125509109                 $ 0.2000             2,827
CP Holders                               DEP RCPTS                12616K106                 $ 0.2610             6,410
Cablevision Systems -NY Grp A             CL A NY                 12686C109                 $ 2.1186           233,839
Canadian Pacific Railway Ltd.               COM                   13645T100                 $ 0.5021            27,511
Capital One Financial Corp                  COM                   14040H105                 $ 3.6099           103,376
Carnival Corp                               COM                   143658102                 $ 0.2454             9,776
Cendant Corp                                COM                   151313103                 $ 1.7656           164,087
Central European Equity Fund I              COM                   153436100                 $ 0.1538            12,301
Cincinnati Financials                       COM                   172062101                 $ 1.0740            30,185
Citigroup, Inc.                             COM                   172967101                 $ 9.6167           324,342
Clear Channel Communications,               COM                   184502102                 $ 1.0299            29,636
ConocoPhilips                               COM                   20825c104                 $ 2.7072            58,547
CP Ships Ltd.                               COM                   22409V102                 $ 0.8550            74,669
Craftmade International, Inc.               COM                   22413E104                 $ 0.2650            20,000
Crompton Corp                               COM                   227116100                 $ 0.4884            48,596
Devon Energy Corp                           COM                   25179M103                 $ 5.6104           116,277
Disney (Walt) Co.                       COM DISNEY                254687106                 $ 0.3093            20,427
Dover Corp                                  COM                   260003108                 $ 0.8115            31,975
Eastman Chemical Co.                        COM                   277432100                 $ 3.2690            85,642
Eaton Corp                                  COM                   278058102                 $ 3.4805            54,604
El Paso Corporation                         COM                   28336L109                 $ 1.6543           200,038
EnCana                                      COM                   292505104                 $ 3.1205           103,672
Engelhard Corp                              COM                   292845104                 $ 0.2603            10,925
Exxon Mobil Corp                            COM                   30231g102                 $ 0.2854             8,946
FMC Corp                                  COM NEW                 302491303                 $ 4.8301           187,068
FMC Technologies, Inc.                      COM                   30249U101                 $ 1.9913           118,812
Fairmont Hotels & Resorts                   COM                   305204109                 $ 0.5707            23,977
Federal Natl Mtge Assoc                     COM                   313586109                 $ 1.2097            20,318
FleetBoston Financial Corp                  COM                   339030108                 $ 3.0160           148,350
Flowers Foods, Inc.                         COM                   343498101                 $ 0.5554            24,435
Flowserve Corporation                       COM                   34354P105                 $ 0.2750            27,500
Fox Entertainment Group                    CL A                   35138T107                 $ 0.2005             9,100
Franklin Resources Inc                      COM                   354613101                 $ 1.9524            62,777
General Electric Co                         COM                   369604103                 $ 2.5829           104,782
Goldman Sachs Group Inc                     COM                   38141g104                 $ 0.8373            12,680
Harte-Hanks, Inc.                           COM                   416196103                 $ 0.5715            30,711
Hartford Financial Services Gr              COM                   416515104                 $ 2.4875            60,670
Health Net, Inc.                            COM                   42222G108                 $ 0.5137            23,950
Hilton Hotels Corp                          COM                   432848109                 $ 0.4677            41,100
Honeywell Intl Inc                          COM                   438516106                 $ 4.1587           191,999
Ingersoll-Rand                              COM                   456866102                 $ 1.5511            45,037
Int'l Business Machines Corp.               COM                   459200101                 $ 0.8738            14,986
J.P. Morgan Chase & Co                      COM                   46625H100                 $ 0.6320            33,279
Jardine Flmg India Fd (tender)              COM                   471112102                 $ 0.1029            16,209
Johnson & Johnson                           COM                   478160104                 $ 1.9632            36,302
Kansas City Southern                      COM NEW                 485170302                 $ 0.5722            46,142
Kennametal, Inc.                            COM                   489170100                 $ 0.4378            13,630
King Pharmaceuticals Inc.                   COM                   495582108                 $ 1.4444            79,495
Koninklije Philips Electronics        SP ADR NEW 2000             500472303                 $ 0.2254            15,512
Liberty Media Corp                       COM SER A                530718105                 $ 5.1180           712,818
Lilly (Eli) & Co                            COM                   532457108                 $ 0.3201             5,785
Lincoln National Corp                       COM                   534187109                 $ 3.8730           126,777
Lowe's Companies                            COM                   548661107                 $ 9.2880           224,347
Marathon Oil Corporation                    COM                   565849106                 $ 0.3089            13,620
Markel Corporation                          COM                   570535104                 $ 2.5320            12,712
Marsh & McLennan Cos                        COM                   571748102                 $ 1.1909            28,600
McKesson HBOC, Inc                          COM                   58155Q103                 $ 0.7075            24,972
Mellon Financial Corp.                      COM                   58551A108                 $ 0.6032            23,263
Merck & Co                                  COM                   589331107                 $ 1.0482            22,931
Metro Goldwyn-Mayer, Inc.                   COM                   591610100                 $ 0.5808            48,600
Mid-Atlantic Realty Trust-SBI           SH BEN INT                595232109                 $ 0.1616            10,083
Millennium Chemicals Inc                    COM                   599903101                 $ 0.1398            14,150
Morg Stan Asia-Pacific FD(tend              COM                   61744U106                 $ 0.1399            19,426
Morgan Stan India Invt FD                   COM                   61745C105                 $ 0.1031            12,047
Mykrolis Corporation                        COM                   62852P103                 $ 0.0671            10,911
Newell Rubbermaid Co.                       COM                   651229106                 $ 0.2837             9,190
News Corp LTD ADR                         ADR NEW                 652487703                 $ 0.2633            13,680
Om Group, Inc.                              COM                   670872100                 $ 0.2260             5,280
Packaging Corp of America                   COM                   695156109                 $ 0.4780            27,300
Pactiv Corp                                 COM                   695257105                 $ 0.4442            27,000
Pepsi Bottling Group, Inc.                  COM                   713409100                 $ 3.9259           167,772
Pfizer Inc                                  COM                   717081103                 $ 4.8678           167,739
Premcor Inc.                                COM                   74045q104                 $ 0.6276            40,000
Procter & Gamble                            COM                   742718109                 $ 1.6086            17,997
Prudential Financial Inc.                   COM                   744320102                 $ 3.7347           130,767
Pulitzer Co. Inc.                           COM                   745769109                 $ 1.6858            40,476
Raytheon Co                               ADR NEW                 755111507                 $ 0.9199            31,395
SPX Corp                                    COM                   784635104                $ 19.5773           194,027
St. Paul Cos                                COM                   792860108                 $ 1.8417            64,125
Schering Plough Corp.                       COM                   806605101                 $ 4.8704           228,445
Shaw Group Inc.                             COM                   820280105                 $ 0.2729            19,220
Smithfield Foods, Inc.                      COM                   832248108                 $ 0.2868            18,270
Smurfit-Stone Container Corp                COM                   832727101                 $ 6.7808           539,445
Stanley Works                               COM                   854616109                 $ 2.7585            84,435
Starwood Hotels & Resorts Worl          PAIRED CTF                85590A203                 $ 0.7599            34,076
Stilwell Financial Inc.                     COM                   860831106                 $ 2.2592           187,178
Terex Corporation                           COM                   880779103                 $ 1.5633            92,501
Textron Inc                                 COM                   883203101                 $ 2.9610            86,833
3M Co.                                      COM                   88579Y101                 $ 0.2859             2,600
Travelers Property Corp- A                 CL A                   89420g109                 $ 0.1736            13,153
Travelers Property Corp- B                 CL B                   89420g406                 $ 0.3674            27,153
Tribune Co                                  COM                   896047107                 $ 1.5780            37,742
Tyco International Ltd                      COM                   902124106                 $ 4.5508           322,754
Varian Inc.                                 COM                   922206107                 $ 0.6930            25,100
Varian Medical Systems, Inc.                COM                   92220P105                 $ 0.8847            20,580
Viacom Inc. - Cl B                         CL B                   925524308                 $ 4.8454           119,492
Viad Corp                                   COM                   92552R109                 $ 1.1249            55,060
Vintage Petroleum, Inc.                     COM                   927460105                 $ 0.3400            31,485
Wachovia Corp                               COM                   929903102                 $ 0.7895            24,152
Washington Mutual, Inc.                     COM                   939322103                 $ 1.0417            33,101
Westaim Corp                                COM                   956909105                 $ 0.0347            26,462
John Wiley & Sons CL A                     CL A                   968223206                 $ 1.6181            73,517
Wrigley (William) Jr. Co.                   COM                   982526105                 $ 0.9354            18,900
Wyeth                                       COM                   983024100                 $ 4.0197           126,407
Ace Ltd                                     ORD                   G0070K103                 $ 3.4612           116,894
PartnerRe Ltd                               COM                   G6852T105                 $ 2.0250            42,029
Flextronics International Inc               ORD                   Y2573F102                 $ 0.2288            32,814

                                                                                          $ 221.4508         8,343,585



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